As filed with the Securities and Exchange Commission on May 20, 2011

1933 Act Registration No. 333-125751
1940 Act Registration No. 811-21774
United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 52	[X]
and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 52	[X]
First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 621-1675
W. Scott Jardine, Esq., Secretary
First Trust Exchange-Traded Fund
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(Name and Address of Agent for Service)
Copy to:
Eric F. Fess, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This Registration Statement relates to First Trust Dow Jones Internet IndexSM Fund, First Trust Dow Jones Select MicroCap IndexSM Fund, First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust Morningstar Dividend LeadersSM Index Fund, First Trust NASDAQ-100 Equal Weighted IndexSM Fund, First Trust NASDAQ-100 Ex-Technology Sector IndexSM Fund, First Trust NASDAQ-100-Technology Sector IndexSM Fund, First Trust NASDAQ® ABA Community Bank Index Fund, First Trust NASDAQ® Clean Edge® Green Energy Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust Strategic Value Index Fund, First Trust US IPO Index Fund, First Trust Value Line® 100 Exchange-Traded Fund, First Trust Value Line® Dividend Index Fund and First Trust Value Line® Equity Allocation Index Fund, each a series of the Registrant.

Signatures
     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 20th day of May, 2011.

First Trust Exchange-Traded Fund
By:	/s/ James A. Bowen
James A. Bowen, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Mark R. Bradley Mark R. Bradley	Treasurer, Chief Operating Officer and Accounting Officer	May 20, 2011

/s/ James A. Bowen James A. Bowen	President, Chief Executive Officer, Chairman and Trustee	May 20, 2011

)
Richard E. Erickson*	Trustee	)
)
)
Thomas R. Kadlec*	Trustee	)
)
)
Robert F. Keith*	Trustee	)	By:	/s/ James A. Bowen
	)			James A. Bowen
	)			Attorney-In-Fact
Niel B. Nielson *	Trustee	)		May 20, 2011
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant’s Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits
(101)   Risk/return summary in interactive data format